Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.9%
58,963	iShares 20+ Year Treasury Bond ETF	$6,271,894	0.5
4,394,065	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	217,588,826	16.4
769,814	Xtrackers USD High Yield Corporate Bond ETF	26,751,037	2.0

	Total Exchange-Traded Funds
	(Cost $251,699,668)	250,611,757	18.9

MUTUAL FUNDS: 80.9%
	Affiliated Investment Companies: 80.9%
8,874,564	Voya Emerging Markets Index Portfolio - Class I	90,609,303	6.8
531,273	(1) Voya Russell Large Cap Growth Index Portfolio Class I	28,237,139	2.1
4,568,635	Voya U.S. Bond Index Portfolio - Class I	42,533,990	3.2
2,511,978	(1) Voya VACS Index Series EM Portfolio	26,451,124	2.0
20,059,310	(1) Voya VACS Index Series I Portfolio	200,994,291	15.2
5,903,469	(1) Voya VACS Index Series MC Portfolio	57,086,549	4.3
55,796,903	(1) Voya VACS Index Series S Portfolio	565,222,632	42.6
6,395,489	(1) Voya VACS Index Series SC Portfolio	61,908,330	4.7

	Total Mutual Funds
	(Cost $1,064,851,530)	1,073,043,358	80.9

	Total Investments in Securities (Cost $1,316,551,198)	$1,323,655,115	99.8
	Assets in Excess of Other Liabilities	3,191,099	0.2
	Net Assets	$1,326,846,214	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$250,611,757	$–	$–	$250,611,757
Mutual Funds	$1,073,043,358	$–	$–	$1,073,043,358
Total Investments, at fair value	$1,323,655,115	$–	$–	$1,323,655,115
Other Financial Instruments+
Futures	1,601,022	–	–	1,601,022
Total Assets	$1,325,256,137	$–	$–	$1,325,256,137
Liabilities Table
Other Financial Instruments+
Futures	$(2,430,577)	$–	$–	$(2,430,577)
Total Liabilities	$(2,430,577)	$–	$–	$(2,430,577)

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$90,642,476	$(33,173)	$-	$90,609,303	$-	$-	$-
Voya Emerging Markets Index Portfolio - Class P2	103,438,420	16,125,096	(145,824,388)	26,260,872	-	-	(23,145,018)	-
Voya International Index Portfolio - Class P2	165,330,469	1,316,947	(168,408,756)	1,761,340	-	-	11,831,023	-
Voya Russell Large Cap Growth Index - Class I	-	25,700,916	(71,484)	2,607,707	28,237,139	-	4,133	-
Voya Russell Mid Cap Index Portfolio - Class P2	49,245,573	7,545,984	(67,276,063)	10,484,506	-	-	(6,555,683)	-
Voya Russell Small Cap Index Portfolio - Class P2	60,885,665	1,821,690	(80,868,994)	18,161,639	-	-	(14,338,589)	-
Voya U.S. Bond Index Portfolio - Class I	-	83,739,106	(41,637,904)	432,788	42,533,990	265,842	(346,101)	-
Voya U.S. Bond Index Portfolio - Class P2	277,199,544	6,345,319	(326,508,052)	42,963,189	-	1,022,783	(36,442,539)	-
Voya U.S. Stock Index Portfolio - Class P2	520,569,107	12,361,414	(594,216,371)	61,285,850	-	-	(28,874,286)	-
Voya VACS Index Series Emerging Market Portfolio	-	25,687,502	(20,106)	783,728	26,451,124	-	781	-
Voya VACS Index Series I Portfolio	-	203,342,212	(3,354,158)	1,006,237	200,994,291	-	(45,277)	9,158
Voya VACS Index Series MC Portfolio	-	61,372,148	(2,358,275)	(1,927,324)	57,086,549	-	(5,479)	-
Voya VACS Index Series S Portfolio	-	571,579,714	(13,699,897)	7,342,815	565,222,632	-	(17,296)	-
Voya VACS Index Series SC Portfolio	-	68,047,117	(4,084,664)	(2,054,123)	61,908,330	-	86,805	-
	$1,176,668,778	$1,175,627,641	$(1,448,362,285)	$169,109,224	$1,073,043,358	$1,288,625	$(97,847,526)	$9,158

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Index Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	271	06/16/23	$24,572,925	$725,554
U.S. Treasury Ultra Long Bond	141	06/22/23	19,898,625	875,468
			$44,471,550	$1,601,022
Short Contracts:
MSCI EAFE Index	(126)	06/16/23	(13,207,950)	(452,975)
S&P 500® E-Mini	(160)	06/16/23	(33,102,000)	(1,977,602)
			$(46,309,950)	$(2,430,577)

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,331,419,421.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$14,371,664
Gross Unrealized Depreciation	(22,965,525)
Net Unrealized Depreciation	$(8,593,861)